CERTIFICATION UNDER RULE 497(j)


March 22, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Re:	Symetra Life Insurance Company
	Symetra Separate Account C ("Registrant")
	1933 Act File No. 333-111216
        1940 Act File No. 811-8052



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the Supplement dated March 20, 2006, for the above-captioned Registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on March 20, 2006.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Counsel